Sigificant Accounting Policies (Details) - Schedule of examines the possibility of decreases in the value of fixed assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Office equipment and furniture [Member]
Sigificant Accounting Policies (Details) - Schedule of examines the possibility of decreases in the value of fixed assets [Line Items]
Property and equipment useful life	5 years	5 years
Vehicles [Member]
Sigificant Accounting Policies (Details) - Schedule of examines the possibility of decreases in the value of fixed assets [Line Items]
Property and equipment useful life	5 years	5 years
Vessels [Member]
Sigificant Accounting Policies (Details) - Schedule of examines the possibility of decreases in the value of fixed assets [Line Items]
Property and equipment useful life	5 years